Major Customers and Suppliers	12 Months Ended
Dec. 31, 2022
Major Customers and Suppliers
Major Customers and Suppliers

Note 18 - Major Customers and Suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the year ended December 31, 2022, three major customers accounted for approximately 26%, 21% and 18% of the Company’s total sales, respectively. For the year ended December 31, 2021, four major customers accounted for approximately 21%, 19%, 19% and 13% of the Company’ s total sales, respectively. For the year ended December 31, 2020, five major customers accounted for approximately 28%, 20%, 14%, 12% and 10% of the Company’s total sales, respectively.

As of December 31, 2022, three customers accounted for approximately 33%, 25% and 25% of the Company’s accounts receivable balance.

As of December 31, 2021, four customers accounted for approximately 29%, 26%, 25% and 12% of the Company’s accounts receivable balance.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases. For the year ended December 31, 2022, three major suppliers accounted for approximately 31%, 26%, and 11% of the Company’s total purchases, respectively. For the year ended December 31, 2021, two major suppliers accounted for approximately 46% and 19% of the Company’s total purchases, respectively. For the year ended December 31, 2020, two major suppliers accounted for approximately 53% and 17% of the Company’s total purchases, respectively.